Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE EMERGING GROWTH FUND

Class A and Class C

Supplement dated May 19, 2009, to the Prospectus dated February 1, 2009, as previously supplemented on

March 26, 2009.

This supplement contains important information about the above referenced Fund.

Effective immediately, the information set forth on page 74 of the Prospectus is deleted in its entirety and replaced with the following.

Sub-Adviser’s Prior Performance History

Wells Capital Management—Emerging Growth Fund. The performance information shown below represents a composite of the prior performance of all discretionary accounts managed by Wells Capital Management with substantially similar investment objectives, policies and strategies as the Emerging Growth Fund. In addition, certain portfolio managers of the Emerging Growth Fund, as former employees of Strong Capital Management, Inc., were part of a team that since 2003 managed the discretionary accounts with substantially similar investment objectives, policies and strategies as the Emerging Growth Fund before Wells Capital Management commenced managing the accounts on January 1, 2005. The discretionary accounts are not registered mutual funds and were not subject to certain investment limitations and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the composite. The composite performance presented below has been adjusted to reflect the expenses of the Class A shares of the Fund. The composite performance information presented below does not reflect Class A sales charges. If it did, returns would be lower. The composite performance does not represent the historical performance of the Fund and should not be interpreted as indicative of the future performance of the Fund.

Average Annual Total Returns for the period ended 12/31/08	1 year	Life of Composite
Wells Capital Management Composite Performance (incept. 1/1/2005)	-46.38%	-1.20%
Russell 2000® Growth Index[1]	-38.54%	-6.12%

[1]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

EGR059/P901SP2

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE EMERGING GROWTH FUND

Administrator Class

Supplement dated May 19, 2009, to the Prospectus dated February 1, 2009, as previously supplemented on

March 26, 2009.

This supplement contains important information about the above referenced Fund.

Effective immediately, the information set forth on page 66 of the Prospectus is deleted in its entirety and replaced with the following.

Sub-Adviser’s Prior Performance History

Wells Capital Management—Emerging Growth Fund. The performance information shown below represents a composite of the prior performance of all discretionary accounts managed by Wells Capital Management with substantially similar investment objectives, policies and strategies as the Emerging Growth Fund. In addition, certain portfolio managers of the Emerging Growth Fund, as former employees of Strong Capital Management, Inc., were part of a team that since 2003 managed the discretionary accounts with substantially similar investment objectives, policies and strategies as the Emerging Growth Fund before Wells Capital Management commenced managing the accounts on January 1, 2005. The discretionary accounts are not registered mutual funds and were not subject to certain investment limitations and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the composite. The composite performance presented below has been adjusted to reflect the expenses of the Administrator Class of the Fund. The composite performance does not represent the historical performance of the Fund and should not be interpreted as indicative of the future performance of the Fund.

Average Annual Total Returns for the period ended 12/31/08	1 year	Life of Composite
Wells Capital Management Composite Performance (incept. 1/1/2005)	-46.24%	-0.95%
Russell 2000® Growth Index[1]	-38.54%	-6.12%

[1]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

EGAM059/P903SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE EMERGING GROWTH FUND

Institutional Class

Supplement dated May 19, 2009, to the Prospectus dated February 1, 2009.

This supplement contains important information about the above referenced Fund.

Effective immediately, the information set forth on page 41 of the Prospectus is deleted in its entirety and replaced with the following.

Sub-Adviser’s Prior Performance History

Wells Capital Management—Emerging Growth Fund. The performance information shown below represents a composite of the prior performance of all discretionary accounts managed by Wells Capital Management with substantially similar investment objectives, policies and strategies as the Emerging Growth Fund. In addition, certain portfolio managers of the Emerging Growth Fund, as former employees of Strong Capital Management, Inc., were part of a team that since 2003 managed the discretionary accounts with substantially similar investment objectives, policies and strategies as the Emerging Growth Fund before Wells Capital Management commenced managing the accounts on January 1, 2005. The discretionary accounts are not registered mutual funds and were not subject to certain investment limitations and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the composite. The composite performance presented below has been adjusted to reflect the expenses of the Institutional Class of the Fund. The composite performance does not represent the historical performance of the Fund and should not be interpreted as indicative of the future performance of the Fund.

Average Annual Total Returns for the period ended 12/31/08	1 year	Life of Composite
Wells Capital Management Composite Performance (incept. 1/1/2005)	-46.09%	-0.71%
Russell 2000® Growth Index[1]	-38.54%	-6.12%

[1]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

EGIT059/P904SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE EMERGING GROWTH FUND

Investor Class

Supplement dated May 19, 2009, to the Prospectus dated February 1, 2009.

This supplement contains important information about the above referenced Fund.

Effective immediately, on page 27 of the Prospectus is deleted in its entirety and replaced with the following.

Sub-Adviser’s Prior Performance History

Wells Capital Management—Emerging Growth Fund. The performance information shown below represents a composite of the prior performance of all discretionary accounts managed by Wells Capital Management with substantially similar investment objectives, policies and strategies as the Emerging Growth Fund. In addition, certain portfolio managers of the Emerging Growth Fund, as former employees of Strong Capital Management, Inc., were part of a team that since 2003 managed the discretionary accounts with substantially similar investment objectives, policies and strategies as the Emerging Growth Fund before Wells Capital Management commenced managing the accounts on January 1, 2005. The discretionary accounts are not registered mutual funds and were not subject to certain investment limitations and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the composite. The composite performance presented below has been adjusted to reflect the expenses of the Investor Class of the Fund. The composite performance does not represent the historical performance of the Fund and should not be interpreted as indicative of the future performance of the Fund.

Average Annual Total Returns for the period ended 12/31/08	1 year	Life of Composite
Wells Capital Management Composite Performance (incept. 1/1/2005)	-46.40	-1.24%
Russell 2000® Growth Index[1]	-38.54%	-6.12%

[1]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

EGIV059/P906SP